Statements of Operations (Unaudited) (USD $)	3 Months Ended		12 Months Ended		50 Months Ended	53 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Dec. 31, 2011
REVENUES
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Total revenues	0	0	0	0	0	0
EXPENSES
Office and general	40,255	41,940	261,032	91,427	358,384	398,639
Management fees	80,000	292,500	802,500	0	1,001,164	1,081,164
Professional fees	47,778	22,276	119,291	258,613	210,142	257,920
Gain on debt forgiveness	0	0	0	(8,000)	(8,000)	(8,000)
Exploration costs	214,985	15,107	440,894	0	440,894	655,879
Total expenses	(383,018)	(371,823)	(1,623,717)	(342,040)	(2,002,584)	(2,385,602)
OTHER EXPENSE
Interest expense	(78,813)	(88,492)	(328,347)	(197,374)	(525,721)	(604,534)
Loss on debt settlement	0	0	0	(237,807)	(237,807)	(237,807)
Total other expenses	(78,813)	(88,492)	(328,347)	(435,181)	(763,528)	(842,341)
NET LOSS	$ (461,831)	$ (460,315)	$ (1,952,064)	$ (777,221)	$ (2,766,112)	$ (3,227,943)
BASIC LOSS PER COMMON SHARE	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC	93,670,217	91,042,888	92,125,873	88,689,041